SHARE CAPITAL - Share based compensation Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charge	$ 5,127	$ 3,896
Average exercise price (in CAD per share)	$ 2.77	$ 3.84
Weighted Average Remaining Contractual Life (years)	8 years 1 month 6 days
Fair value of options granted	$ 6,029	$ 2,169
Share-based compensation costs	5,127	3,896
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charge	3,490	2,921
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value of the equity settled RSUs granted during period	2,612	748
Share-based compensation costs	1,611	1,226
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	26	381
Estimated fair value of the equity settled PSUs granted during period	$ 522	$ 472
$0.30 - $1.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Remaining Contractual Life (years)	9 years
$5.09 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Remaining Contractual Life (years)	6 years 6 months
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Remaining Contractual Life (years)	2 years
Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Bottom of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Bottom of range | $0.30 - $1.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price (in CAD per share)	$ 0.30
Bottom of range | $5.09 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price (in CAD per share)	$ 5.09
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Remaining Contractual Life (years)	3 years
Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range | $0.30 - $1.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price (in CAD per share)	$ 1.93
Top of range | $5.09 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price (in CAD per share)	$ 11.27	$ 11.27